Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other items from operating activities
Gains on disposal of assets	$ 890	$ 961	$ 670
Foreign exchange gains	227	746	238
Other	195	530	255
OTHER INCOME	1,312	2,237	1,163
Losses on disposal of assets	(436)	(52)	(56)
Foreign exchange losses	(702)	(320)	(463)
Amortisation of other intangible assets (excl. mineral interests)	(448)	(343)	(266)
Other	(731)	(791)	(407)
OTHER EXPENSE	(2,317)	(1,506)	(1,192)
Restructuring charges	288	312	96
Impairment of non-consolidated shares and povisions for financial risk	$ 238
Impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates		$ 64
Revaluation of non-consolidated shares at fair value			$ 94